INSURANCE RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Insurance Reserve [Abstract]
Disclosure of insurance reserves
The Company’s insurance reserves are as follows:

AS AT DEC. 31 US$ MILLIONS	2021	2020
Gross	$8,497	$1,339
Reinsurance assets	(169)	(190)
Total insurance reserves	$8,328	$1,149
The following table summarizes the movement between insurance reserves for the years ended December 31, 2021 and 2020 by its major components:

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	Gross reserve	Reinsurance assets	Net
Beginning of year	$1,339	$190	$1,149
Changes during the year
New business	7,180	—	7,180
Normal changes	(310)	(20)	(290)
Management actions and changes in assumptions	282	(2)	284
	7,152	(22)	7,174
Impact of foreign exchange[1]	6	1	5
Balance at end of year	$8,497	$169	$8,328

FOR THE YEAR ENDED DEC. 31 2020 US$ MILLIONS	Gross reserve	Reinsurance assets	Net
Beginning of year	$856	$197	$659
Changes during the year
New business	414	—	414
Normal changes	67	(9)	76
Management actions and changes in assumptions	(24)	(2)	(22)
	457	(11)	468
Impact of foreign exchange[1]	26	4	22
Balance at end of year	$1,339	$190	$1,149
1.Foreign currency translation reported as a separate component of other comprehensive income. See Note 2(ac) Foreign currencies

Disclosure of amounts arising from insurance contracts
Reinsurance fees in respect of longevity reinsurance arrangements are recognized when due to reinsurers and are included in premiums ceded in the Combined Consolidated Statements of Operations:

AS AT DEC. 31 US$ MILLIONS	2021	2020
Reinsurance fees in respect of longevity reinsurance arrangements	$1	$—
SUPPLEMENTARY INSURANCE INFORMATION
The following table presents supplementary information for our two reportable segments:

Reinsurance

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Insurance reserves	$6,254	$—	$—
Deferred acquisition costs	776	—	—
Net investment income on reserve assets	47	—	—
Benefit expenses	220	—	—
Gross premiums	6,190	—	—
Amortization of deferred acquisition costs and other	1	—	—

Pension Risk Transfer

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Insurance reserves	$2,243	$1,339	$856
Reinsurance assets	169	190	197
Net investment income on reserve assets	(3)	82	56
Benefit expenses	90	63	39
Benefit expenses ceded	(18)	(25)	(14)
Gross premiums	1,017	431	504
Ceded premiums	(1)	(1)	(179)